Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 3,516,244	$ 1,620,005
Accounts receivable	770,352	445,432
Inventory	1,477,161	899,702
Prepaid expenses and other current assets	174,870	110,873
Total current assets	5,938,627	3,076,012
Property and equipment, net	903,160	1,287,115
Software license inventory	927,500	1,137,500
Other assets	103,783	51,119
Total assets	7,873,070	5,551,746
Current liabilities:
Accounts payable	1,376,627	1,961,195
Accrued compensation	210,359	278,124
Other accrued liabilities	310,317	1,177,142
Derivative liabilites	3,747,858	2,129,091
Related party deferred revenues		650,000
Deferred product and service revenues	106,859	112,725
Related party convertible notes payable	4,338,601
Total current liabilities	10,090,621	6,308,277
Other accrued liabilities	531,830	574,722
Note payable, net of unamortized discount of $437,261 and $0 at December 31, 2013 and 2012, respectively	3,852,183	2,000,000
Junior secured notes payable, net of unamortized discount of $2,767,595 and $2,804,451 at December 31, 2013 and 2012, respectively	232,405	195,549
Total liabilities	14,707,039	13,417,149
Commitments and contingencies (Notes 5, 8, 10, 11 and 12)
Stockholders' deficit:
Common stock, $0.01 par value; 100,000,000 shares authorized; 58,536,972 shares issued and outstanding at December 31, 2013; and 48,418,830 and 48,093,000 issued and outstanding, respectively, at December 31, 2012	585,369	484,187
Additional paid-in capital	65,333,264	58,995,972
Treasury stock, at cost, 325,830 common shares at December 31, 2012		(1,679,234)
Accumulated deficit	(72,752,602)	(65,666,328)
Total stockholders' deficit	(6,833,969)	(7,865,403)
Total liabilities and stockholders' deficit	7,873,070	5,551,746
Current Related Party Convertible Notes Payable [Member]
Current liabilities:
Related party convertible notes payable	4,338,601
Noncurrent Related Party Convertible Notes Payable [Member]
Current liabilities:
Related party convertible notes payable		$ 4,338,601